Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Current Liabilities[Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accrued expenses and other current liabilities consist of the following:
	As of September 30,
	2022	2023
Accrued interest expenses	3,456	2,375
	3,456	2,375